Inventory (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory reserve balance	$ 7.8	$ 7.8
Reserve for inventory obsolescence		$ 7.8